Supplement Dated September 19, 2016
To The Prospectus Dated April 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Global Bond Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.23%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[2]	0.19%
Total Annual Fund Operating Expenses	1.62%
Less Waiver/Reimbursement[3]	0.53%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	1.09%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management Fee	1.23%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.19%
Total Annual Fund Operating Expenses	1.42%
Less Waiver/Reimbursement[3]	0.53%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.89%
1 The fee table and the Expense Example reflect the expenses of both the Fund and the Master Fund.
2 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
3 The Adviser has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a feeder fund because, during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue for as long as the Fund is part of a master-feeder fund structure, but, in any event, will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
4 Expense information has been restated to reflect current fees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Global Bond Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$111	$459	$831	$1,877

Class B
1 year	3 years	5 years	10 years
$91	$397	$726	$1,656

In the section entitled, "Summary Overview of Each Fund" for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.16%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.96%
1 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets up to $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$118	$368	$638	$1,409

Class B
1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

In the section entitled, "Summary Overview of Each Fund" for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Principal Investment Strategies," please delete the first paragraph under the sub-heading "DoubleLine Capital LP ("DoubleLine")" and replace with the following:

Under normal circumstances, and to the extent use of the FPA strategy leaves a substantial portion of the Fund's assets available for other investment by the Fund, DoubleLine intends to invest those assets in a portfolio of debt instruments to seek to provide additional long-term total return. Alternatively, DoubleLine may choose to invest all or a portion of the Fund's assets in debt instruments or one or more fixed-income funds managed by DoubleLine. DoubleLine pursues a "Short-Intermediate Plus" fixed-income strategy, comprised primarily of investment-grade bonds with an overall expected portfolio duration range of 1 to 3 years. Sector exposure is expected to be diversified, with a bias to securitized securities and a minimum of 25% in agency mortgages, a maximum of 20% in non-agency residential mortgage-backed securities and commercial mortgage-backed securities, and a maximum of 30% in below investment-grade securities. By maintaining a relatively low duration, DoubleLine expects the portfolio's interest-rate sensitivity to be decreased, while active management across fixed-income sectors can act to potentially lower credit and interest-rate risk. Because bonds have typically produced positive returns during periods of equity market stress, the underlying bond portfolio should help reduce overall risk during periods of market decline.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Global Multisector Bond Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	1.05%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	0.85%
1 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Global Multisector Bond Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

Class B
1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton International Small Cap Growth Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.92%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.28%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.92%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.08%
1 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton International Small Cap Growth Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$130	$406	$702	$1,545

Class B
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Mutual Shares Fund under "Expenses," please add the following immediately following the footnotes to the Annual Fund Operating Expenses tables:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.03% of management fees on all the Fund's assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Goldman Sachs Emerging Markets Debt Fund under "Expenses," please add the following immediately following the footnotes to the Annual Fund Operating Expenses tables:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.025% of management fees on the Fund's assets from $0 to $200 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective September 30, 2016, for the JNL/Invesco Mid Cap Value Fund, please remove all references to John Mazanec.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Neuberger Berman Strategic Income Fund under "Portfolio Management," please delete the subsections "Sub-Adviser" and "Portfolio Managers" in the entirety and replace with the following:

Sub-Adviser:
Neuberger Berman Investment Advisers LLC ("NBIA")

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Thanos Bardas	April 2012	Managing Director, NBIA
David M. Brown	April 2012	Managing Director, NBIA
Andrew A. Johnson	April 2012	Managing Director, NBIA
Bradley C. Tank	April 2012	Managing Director, NBIA
Thomas J. Marthaler	February 2013	Managing Director, NBIA

In the section entitled, "Summary Overview of Each Fund" for the JNL/Oppenheimer Global Growth Fund under "Expenses," please add the following immediately following the footnotes to the Annual Fund Operating Expenses tables:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets from $0 to $300 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PIMCO Total Return Bond Fund under "Principal Investment Strategies," please delete the second paragraph in the entirety and replace with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by Standard & Poor's Rating Services or Fitch Inc., or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Floating Rate Income Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.97%
1 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets from $300 to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Floating Rate Income Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

In the section entitled, "Additional Information About The Funds" under "Principal Investment Strategies" for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the chart listing the Underlying Funds available for investment and replace it with the following:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Credit Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Crescent High Income Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL Series Trust	JNL/Goldman Sachs Core Plus Bond Fund
JNL Multi-Manager Mid Cap Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/PIMCO Real Return Fund
JNL/Capital Guardian Global Balanced Fund	JNL/PIMCO Total Return Bond Fund
JNL/DFA U.S. Core Equity Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Total Return Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/Scout Unconstrained Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/WMC Money Market Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund	JNL Investors Series Trust
JNL/JPMorgan MidCap Growth Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	International Fixed-Income
JNL/Mellon Capital Small Cap Index Fund
JNL/Morgan Stanley Mid Cap Growth Fund	JNL Series Trust
JNL/Oppenheimer Global Growth Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Mid Cap Value Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund	International
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	Jackson Variable Series Trust
JNL/T. Rowe Price Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/WMC Balanced Fund	JNL/WCM Focused International Equity Fund
JNL/WMC Value Fund
JNL/S&P Competitive Advantage Fund	JNL Series Trust
JNL/S&P Dividend Income & Growth Fund	JNL/Causeway International Value Select Fund
JNL/S&P Intrinsic Value Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/S&P Total Yield Fund	JNL/Invesco China-India Fund
JNL/Invesco International Growth Fund
JNL Variable Fund LLC	JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Oppenheimer Emerging Markets Innovator Fund

Risk Management	Tactical Management

JNL Series Trust	JNL Series Trust
JNL/AB Dynamic Asset Allocation Fund	JNL/BlackRock Global Allocation Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/S&P International 5 Fund
JNL Variable Fund LLC	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Nasdaq® 100 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund	Alternative Assets

Alternative Strategies	Jackson Variable Series Trust
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Jackson Variable Series Trust	JNL/Van Eck International Gold Fund
JNL/AQR Risk Parity Fund
JNL/BlackRock Global Long Short Credit Fund	JNL Series Trust
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/BlackRock Natural Resources Fund
JNL/FAMCO Flex Core Covered Call Fund	JNL/Brookfield Global Infrastructure and MLP Fund
JNL/Neuberger Berman Currency Fund	JNL/Invesco Global Real Estate Fund
JNL/Nicholas Convertible Arbitrage Fund	JNL/Red Rocks Listed Private Equity Fund
JNL/PPM America Long Short Credit Fund

JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Westchester Capital Event Drive Fund

In the section entitled, "Additional Information About the Funds" for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Principal Investment Strategies," please delete the first paragraph under the sub-heading "DoubleLine Capital LP ("DoubleLine")" and replace with the following:

Under normal circumstances, and to the extent use of the FPA strategy leaves a substantial portion of the Fund's assets available for other investment by the Fund, DoubleLine intends to invest those assets in a portfolio of debt instruments to seek to provide additional long-term total return. Alternatively, DoubleLine may choose to invest all or a portion of the Fund's assets in debt instruments or one or more fixed-income funds managed by DoubleLine. DoubleLine pursues a "Short-Intermediate Plus" fixed-income strategy, comprised primarily of investment-grade bonds with an overall expected portfolio duration range of 1 to 3 years. Sector exposure is expected to be diversified, with a bias to securitized securities and a minimum of 25% in agency mortgages, a maximum of 20% in non-agency residential mortgage-backed securities and commercial mortgage-backed securities, and a maximum of 30% in below investment-grade securities. By maintaining a relatively low duration, DoubleLine expects the portfolio's interest-rate sensitivity to be decreased, while active management across fixed-income sectors can act to potentially lower credit and interest-rate risk. Because bonds have typically produced positive returns during periods of equity market stress, the underlying bond portfolio should help reduce overall risk during periods of market decline.

The Adviser monitors the duration of the Fund's portfolio securities to seek to assess and, in its discretion, adjust the Fund's exposure to interest rate risk. In managing the Fund's investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security's price to changes in interest rates. Effective duration is a measure of the Fund's portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund's investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund's investment portfolio will always be within its target range.

In the section entitled, "Additional Information About the Funds" for the JNL/Neuberger Berman Strategic Income Fund under "Principal Investment Strategies," please change all references of "Neuberger Berman Fixed Income LLC" to "Neuberger Berman Investment Advisers LLC" and change all references of "NBFI" to "NBIA".

In the section entitled, "Additional Information About the Funds" for the JNL/Neuberger Berman Strategic Income Fund under "The Sub-Adviser and Portfolio Management," please change all references of "NBFI" to "NBIA".

In the section entitled, "Additional Information About the Funds" for the JNL/PIMCO Total Return Bond Fund under "Principal Investment Strategies," please delete the second paragraph in the entirety and replace with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by Standard & Poor's or Fitch Inc., or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund's total assets.

In the section entitled "Management of the Trust," sub-section entitled "Investment Adviser," please delete the sixth paragraph in its entirety and replace it with the following:

A discussion regarding the Board's basis for approving the Investment Advisory Agreement for all Funds, except for JNL Multi-Manager Mid Cap Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, JNL/Harris Oakmark Global Equity Fund, JNL Multi-Manager Alternative Fund, JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Westchester Capital Event Driven Fund, is available in the Fund's Annual Report for the period ended December 31, 2015. A discussion regarding the Board's basis for approving the Investment Advisory Agreement for JNL Multi-Manager Mid Cap Fund is available in the Semi-Annual Report for the period ended June 30, 2016. A discussion regarding the Board's basis for approving the Investment Advisory Agreement for JNL/DoubleLine® Shiller Enhanced CAPE Fund is available in the Semi-Annual Report for the period ended June 30, 2015.  A discussion regarding the Board's basis for approving the Investment Advisory Agreement for JNL/Harris Oakmark Global Equity Fund, JNL Multi-Manager Alternative Fund, JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Westchester Capital Event Driven Fund is available in the Annual Report for the period ended December 31, 2014.  As of June 30, 2016, the Adviser managed approximately $183 billion in assets.

In the section entitled "Management of the Trust," sub-section entitled "Management Fee," please delete the fourth paragraph in its entirety and replace it with the following:

The following terms apply in connection with JNAM's contractual obligation to waive fees and reimburse expenses for the AF Feeder Funds, JNL Multi-Manager Alternative Fund, JNL/DFA U.S. Core Equity Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Invesco Small Cap Growth Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Morgan Stanley Mid Cap Growth Fund, JNL/Oppenheimer Global Growth Fund, JNL/T. Rowe Price Value Fund, and JNL/WMC Money Market Fund.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board approves a change in or elimination of the waiver.  This fee waiver is subject to yearly review and approval by the Board, and there is no assurance that the Adviser will continue to waive fees and reimburse expenses. The Funds have agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period.

In the section entitled "Management of the Trust," sub-section entitled "Management Fee," please delete the rows for JNL/American Funds Global Bond Fund, JNL/FPA + DoubleLine® Flexible Allocation Fund, JNL/Franklin Templeton Global Multisector Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/PPM America Floating Rate Income Fund, and footnotes 2 and 8 in the entirety and replace it with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Annual Fee Paid to Adviser for The Fiscal year Ended December 31, 2015 (Annual Rate Based on Average Net Assets of Each Fund)
JNL/American Funds Global Bond Fund	$0 to $1 billion Over $1 billion	.70%[2] .65%[2]	0.70%
JNL/FPA + DoubleLine® Flexible Allocation Fund	$0 to $1 billion $1 billion to $2 billion Over $2 billion	.85%[28] .80% .75%	0.84%
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $1 billion $1 billion to $2 billion Over $2 billion	.70% .65% .60%	0.72%
JNL/Franklin Templeton International Small Cap Growth Fund	$0 to $500 million Over $500 million	.925% .875%	0.95%
JNL/Franklin Templeton Mutual Shares Fund	$0 to $500 million Over $500 million	.75%[29] .70%[29]	0.72%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million $200 million to $1 billion Over $1 billion	.75%[8] .70%[9] .675%	0.72%
JNL/PPM America Floating Rate Income Fund	$0 to $500 million $500 million to $1 billion Over $1 billion	.65%[30] .60% .55%	0.62%
2 JNAM has entered into a contractual agreement with the Fund under which it will waive 0.525% of its advisory fee for net assets of $0 to $1 billion and 0.50% thereafter for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
8 JNAM will voluntarily waive 0.025% of the management fee of the Fund on assets between $0 and $200 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
9 JNAM has contractually agreed to waive 0.025% of the management fee of the Fund for net assets exceeding $400 million and up to $1 billion.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review by the Board of Trustees.
28 JNAM will voluntarily waive 0.05% of the management fee of the Fund on assets up to $1 billion. The fee waiver will continue for at least one year from the date of the current Prospectus unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
29 JNAM will voluntarily waive 0.03% of the management fee of the Fund on all assets. There is no guarantee that JNAM will continue to provide the waiver in the future.
30 JNAM will voluntarily waive 0.05% of the management fee of the Fund on assets between $300 and $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled "Classes of Shares", please delete the first paragraph in its entirety and replace it with the following:

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except for the following funds, which have one class of shares (Class A): the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/American Fund Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/AB Dynamic Asset Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Crescent High Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Mellon Capital Index 5 Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/PPM Floating Rate Income Fund, JNL/PPM America Total Return Fund, JNL/Scout Unconstrained Bond Fund, JNL/Westchester Capital Event Driven Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/S&P International 5 Fund, and JNL/S&P 4 Fund.  The outstanding shares of each Fund then in existence (except JNL/S&P Funds) were redesignated as Class A shares as of that date.

This Supplement is dated September 19, 2016.

Supplement Dated September 19, 2016
To The Statement of Additional Information
Dated April 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

Effective September 30, 2016, for the JNL/Invesco Mid Cap Value Fund, please remove all references to John Mazanec.

On page 85, in the section entitled "V. Fundamental and Operating Policies", for JNL/PIMCO Total Return Bond Fund, please delete paragraph (b) and replace with the following:

(b)	The Fund may invest up to 20% of its total assets in non-investment grade, fixed-income securities rated at least B by Moody's or equivalently rated by S&P Ratings Services or Fitch or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

On page 175, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," for "J.P. Morgan Investment Management Inc." please delete the section entitled "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest" in its entirety and replace with the following:

Other Accounts Managed by the Portfolio Managers*

The following table reflects information as of June 30, 2016:

JNL/JPMorgan Mid Cap Growth Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Timothy Parton	10	3	7	0	0	0
	$12,398,032	$1,886,373	$98,008	$0	$0	$0
Felise Agranoff	3	0	2	0	0	0
	$3,358,645	$0	$28,069	$0	$0	$0
JNL/JPMorgan U.S. Government & Quality Bond Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Sais	4	2	7	0	0	3
	$5,612,781	$871,830	$1,750,082	$0	$0	$1,314,555
Robert Manning	3	0	42	0	0	0
	$2,805,284	$0	$7,936,540	$0	$0	$0
* The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Beginning on page 118, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," for "Neuberger Berman Fixed Income LLC" please delete in its entirety and replace with the following:

Neuberger Berman Investment Advisers LLC

Neuberger Berman Investment Advisers LLC ("NBIA"), 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as Sub-Adviser to the JNL/Neuberger Berman Strategic Income Fund.  NBIA is responsible for choosing the Fund's investments and handling its day-to-day business.  Together, Neuberger Berman affiliates manage approximately $246 billion in total assets as of June 30, 2016 and continue an asset management history that began in 1939. Prior to August 31, 2016, NBIA (f/k/a Neuberger Berman Fixed Income LLC ("NBFI")) served as sub-adviser to the JNL/Neuberger Berman Strategic Income Fund.  Pursuant to an internal consolidation project at Neuberger Berman, effective January 1, 2016, NBFI changed its name to NBIA.

Portfolio Manager Compensation Structure

Neuberger Berman's philosophy is one that focuses on rewarding performance and incentivizing its employees. The firm considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance. It is the firm's foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

Neuberger Berman investment professionals on fixed income portfolio management teams receive a fixed salary and are eligible for an annual bonus. The annual bonus for an individual investment professional is paid from a "bonus pool" made available to the fixed income portfolio management team with which the investment professional is associated. The amount available in the bonus pool is determined based on a number of factors including the revenue that is generated by that particular portfolio management team, less certain adjustments. Once the final size of the available bonus pool is determined, individual bonuses are determined based on a number of factors including, but not limited to, the aggregate investment performance of all strategies managed by the individual, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In some cases, bonus pools may be subject to a hold-back applied to revenues. Research Analysts who are embedded within fixed income portfolio management teams participate in a similar compensation structure established for their respective teams, at the discretion of their group heads, thereby aligning them with the long-term performance of their respective teams.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to the firm's success in retaining employees.

The terms of Neuberger Berman's long-term retention incentives are as follows:

•
Employee-Owned Equity.  An integral part of Neuberger Berman's management buyout in 2009 was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals.  Investment professionals have received a majority of the equity units owned by all employees. These units were subject to vesting (generally 25% vested each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity, which, in certain instances, is vested upon issuance and in other instances vesting aligns with the vesting of the Contingent Compensation Plan (vesting over 3 years). For 2017 (and in some cases 2016), the Contingent Compensation Plan will allow eligible employees to elect to receive 50% of deferred compensation in the form of vested equity. Eligible employees who have represented that they have sufficient direct investments in Neuberger Berman strategies in their private accounts (typically, 50% of their average three year-year compensation) can elect to receive up to 100% of deferred compensation in the form of vested equity.

Further, employees may have purchased vested equity through a Capital Units Election Program offering – we anticipate a similar offering in the first quarter of 2016 through which eligible employees will be able to purchase equity, subject to allocation capacity and program terms and conditions.

In implementing these programs, Neuberger Berman has established additional ways to expand employee-owned equity while also insuring that it continues to align the interests of employees with the interests of clients.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•
Contingent Compensation.  Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of employees with the success of the firm and the interests of clients, and to reward continued employment.   Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis.  By having a participant's contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas.  In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.  In addition, certain CCP Participants may make an election to receive a portion of their contingent compensation in the form of equity, subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent compensation amounts vest over three years.  Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•
Restrictive Covenants.  Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2016:
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thanos Bardas	6	8	47	0	0	3
	$4,433	$1,453	$15,976	$0	$0	$900
David M. Brown	6	29	62	0	1	0
	$4,703	$9,193	$25,137	$0	$90	$0
Andrew A. Johnson	7	18	244	0	1	3
	$4,817	$4,954	$29,339	$0	$90	$900
Bradley C. Tank	4	2	2	0	0	2
	$2,569	$127	$1,099	$0	$0	$1,099
Thomas J. Marthaler	8	9	47	0	0	0
	$4,817	$3,122	$23,483	$0	$0	$0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts.  The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund, and which may include transactions that are directly contrary to the positions taken by a fund.  For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests.  In such a case, the Portfolio Manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity.  Further, NBIA may take an investment position or action for a fund or account that may be different from, inconsistent with, or have different rights than (e.g., voting rights, dividend or repayment priorities or other features that may conflict with one another), an action or position taken for one or more other funds or accounts, including a fund, having similar or different objectives.  A conflict may also be created by investing in different parts of an issuer's capital structure (e.g., equity or debt, or different positions in the debt structure).  Those positions and actions may adversely impact, or in some instances benefit, one or more affected accounts, including the funds.  Potential conflicts may also arise because portfolio decisions and related actions regarding a position held for a fund or another account may not be in the best interests of a position held by another fund or account having similar or different objectives. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account.  Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund.  Finally, a conflict of interest may arise if NBIA and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the Portfolio Manager is responsible. In the ordinary course of operations certain businesses within the Neuberger Berman organization (the "Firm") may seek access to material non-public information.  For instance, certain loan portfolio managers may utilize material non-public information in purchasing loans and from time to time, may be offered the opportunity on behalf of applicable clients to participate on a creditors committee, which participation may provide access to material non-public information.  The Firm maintains procedures that address the process by which material non-public information may be acquired intentionally by the Firm. When considering whether to acquire material non-public information, the Firm will take into account the interests of all clients and will endeavor to act fairly to all clients.  The intentional acquisition of material non-public information may give rise to a potential conflict of interest since the Firm may be prohibited from rendering investment advice to clients regarding the public securities of such issuer and thereby potentially limiting the universe of public securities that the Firm, including a fund, may purchase or potentially limiting the ability of the Firm, including a fund, to sell such securities.  Similarly, where the Firm declines access to (or otherwise does not receive) material non-public information regarding an issuer, the portfolio managers may base investment decisions for its clients, including a fund, with respect to loan assets of such issuer solely on public information, thereby limiting the amount of information available to the portfolio managers in connection with such investment decisions.
NBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Neuberger Berman Strategic Income Fund as of June 30, 2016

Security Ownership of Portfolio Managers	Thanos Bardas	David M. Brown	Andrew A. Johnson	Bradley C. Tank	Thomas J. Marthaler
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Beginning on page 225, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Sub-Advisory Fees," please delete the rows for JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, and JNL/Mellon Capital Utilities Sector Fund, the corresponding footnotes, and replace with the following:

FUND	ASSETS	FEES
JNL/Franklin Templeton Global Multisector Bond Fund[5]	$0 to $1 billion Amounts over $1 billion	.35% .30%
JNL/Franklin Templeton Mutual Shares Fund[5]	$0 to $1 billion Over $1 billion	.45% .40%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $400 million Over $400 million	.45% .35%
JNL/JPMorgan MidCap Growth Fund	$0 to $1 billion Over $1 billion Assets greater than $2 billion: $0 to $1 billion Over $1 billion	.40% .38% .40% .35%
JNL/Mellon Capital International Index Fund	First $750 million $750 million to $2 billion Over $2 billion	.03% .015% .01%
JNL/Mellon Capital Bond Index Fund	First $750 million $750 million to $2 billion Over $2 billion	.03% .015% .01%
JNL/Mellon Capital Utilities Sector Fund	$0 to $750 million $750 million to $2 billion Over $2 billion	.03% .015% .010%
JNL/Oppenheimer Global Growth Fund	$0 to $1 billion Over $1 billion Assets greater than $1 billion: All Assets	.30% .23% .23%
5 For the purpose of calculating the sub-adviser fee for the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton International Small Cap Growth Fund, and the JNL/Franklin Templeton Mutual Shares Fund, the following fee discount is applied based on the combined average daily net assets of the portfolios:  Assets between $500 million and $1.0 billion, 2.5% fee reduction, assets between $1.0 billion and $1.5 billion, 5.0% fee reduction, assets between $1.5 billion and $2.5 billion, 7.5% fee reduction, and assets between $2.5 billion and $7.5 billion, 10.0% fee reduction, assets between $7.5 billion and $12.5 billion, 12.5% fee reduction, and assets above $12.5 billion, 15% fee reduction.

This Supplement is dated September 19, 2016.